Warrants (Details) - Schedule of Statement of Comprehensive Loss Related to the Warrants - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Comprehensive Loss Related to Warrants [Abstract]
Outstanding as of beginning period	$ 8	$ 2,149	$ 2,149	$ 1,023
Additions	1,972			95
Fair value changes	(1,726)	1,049	1,049	1,031
Warrants amendment	68
Conversion to the Company’s common stock		(3,190)	(3,190)
reclassification to equity (see note (11(d))	(314)
Outstanding at the end of the period	$ 8	$ 8	$ 8	$ 2,149